CONSOLIDATED INCOME STATEMENTS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement
Interest income calculated using the effective interest method	$ 94,045	$ 103,977	$ 108,846
Other interest and similar income	9,067	12,008	15,384
Interest expense and similar charges	(39,680)	(50,175)	(58,074)
NET INTEREST INCOME	63,432	65,810	66,156
Dividend income	227	246	235
Income from entities accounted for using the equity method	200	178
Fee and commission income.	25,355	23,756	24,318
Fee and commission expenses	(8,149)	(6,733)	(7,894)
Gains/(losses) on financial assets and liabilities (net)	4,883	5,984	2,854
Exchange differences (net)	(35)	19
Other operating income	1,740	1,651	1,553
Other expense, by function	(5,206)	(5,213)	(5,145)
TOTAL INCOME	82,447	85,698	82,077
Administrative expenses:	(30,872)	(30,135)	(29,258)
Personnel expenses	(16,485)	(14,876)	(15,428)
Other general administrative expenses	(14,387)	(15,259)	(13,830)
Depreciation and amortization	(6,243)	(5,743)	(5,222)
Impairment losses on financial assets (net)	(19,229)	(21,799)	(19,220)
Gains/(losses) on modification of financial assets (net)		(1,743)
Impairment losses on other assets (net), Non-current assets held for sale	(27)	(119)	(370)
Provisions (net)	(386)	(974)	(775)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	57	6	16
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	20	9	42
OPERATING PROFIT BEFORE TAX	25,767	25,200	27,290
Income tax	(4,966)	(6,226)	(6,909)
PROFIT FOR THE YEAR	20,801	18,974	20,381
Profit attributable to the Parent	$ 20,801	$ 18,974	$ 20,381
EARNINGS PER SHARE (pesos)
Basic earnings per share (in pesos per share)	$ 3.07	$ 2.80	$ 3.01
Diluted earnings per share (in pesos per share)	$ 3.06	$ 2.80	$ 3.00
Financial assets at amortized cost category
Statement
Impairment losses on financial assets (net)	$ (19,229)	$ (21,731)	$ (19,220)
Financial assets at fair value through other comprehensive income category
Statement
Dividend income	$ 199	206	$ 191
Impairment losses on financial assets (net)		$ (68)